BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Details)			1 Months Ended	4 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
		Feb. 25, 2022 vessel	Jan. 26, 2022 vessel	Jun. 30, 2022 shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2021 USD ($) shares	Nov. 30, 2022 shares
Trading Activity, Gains and Losses, Net [Line Items]
Number of entities acquired				13
Proceeds from Parent | $	[1]					$ 0	$ 0	$ 56,057,000
Distributions to Parent | $					$ 136,351,000 [1]			133,800,000
Percentage of useful life remaining to not qualify as sales-type lease							25.00%
Management contract, initial term							1 year
Unfavorable contract liabilities | $						0	$ 7,400,000
Intangible assets residual value | $							0
Pension expense | $					$ 600,000	$ 700,000	$ 1,600,000	$ 1,200,000
Defined Benefit Plan Net Periodic Benefit Cost Credit Excluding Service Cost Statement Of Income Or Comprehensive Income Extensible List Not Disclosed Flag							in the consolidated statements of operations
Defined Contribution Plan Net Periodic Benefit Cost Credit Excluding Service Cost Statement Of Income Or Comprehensive Income Extensible List Not Disclosed Flag							consolidated statement of operations
Number of reportable segments							1
Common shares, shares outstanding (in shares)						53,688,462	53,702,846		53,688,462
Common shares, shares issued (in shares)						53,688,462	53,702,846	1,010,000
Vessel SPA
Trading Activity, Gains and Losses, Net [Line Items]
Number of vessels acquired | vessel		8	8
Golar LNG Limited
Trading Activity, Gains and Losses, Net [Line Items]
Common shares, shares outstanding (in shares)				1,010,000	1,010,000
Common shares, shares issued (in shares)				1,010,000	1,010,000
QCT
Trading Activity, Gains and Losses, Net [Line Items]
Fair value of acquisition allocated to vessels							100.00%
Minimum
Trading Activity, Gains and Losses, Net [Line Items]
Management contract, short notice, term							30 days
Maximum
Trading Activity, Gains and Losses, Net [Line Items]
Management contract, short notice, term							120 days
Favorable Contract Intangible Assets | Minimum
Trading Activity, Gains and Losses, Net [Line Items]
Intangible assets remaining amortization period							4 years
Favorable Contract Intangible Assets | Maximum
Trading Activity, Gains and Losses, Net [Line Items]
Intangible assets remaining amortization period							5 years
Unfavorable Contract Intangible Assets | Minimum
Trading Activity, Gains and Losses, Net [Line Items]
Intangible assets remaining amortization period							4 years
Unfavorable Contract Intangible Assets | Maximum
Trading Activity, Gains and Losses, Net [Line Items]
Intangible assets remaining amortization period							11 years
Customer Relationships | Golar LNG Limited
Trading Activity, Gains and Losses, Net [Line Items]
Fair value of acquisition allocated to intangible assets, percentage							0.30%
Customer Relationships | Maximum
Trading Activity, Gains and Losses, Net [Line Items]
Intangible assets remaining amortization period							1 year
Assembled Workforce | Golar LNG Limited
Trading Activity, Gains and Losses, Net [Line Items]
Fair value of acquisition allocated to intangible assets, percentage							0.40%
Assembled Workforce | Minimum
Trading Activity, Gains and Losses, Net [Line Items]
Intangible assets remaining amortization period							4 years
Single Combined Asset Of Vessels And Favorable/Unfavorable Charter Agreements | Golar LNG Limited
Trading Activity, Gains and Losses, Net [Line Items]
Fair value of acquisition allocated to intangible assets, percentage							99.00%
Software
Trading Activity, Gains and Losses, Net [Line Items]
Intangible asset useful life							10 years
Deferred drydocking expenditure
Trading Activity, Gains and Losses, Net [Line Items]
Period until next anticipated drydocking							5 years

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.